COMMITMENTS AND CONTINGENCIES (Details 2) - CNY (¥)		12 Months Ended
	Aug. 11, 2011	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Purchase commitments
License fee		¥ 4,823,101	¥ 4,991,524	¥ 14,850,125
Purchase commitments
Purchase commitments
Period covered by the purchase agreement	10 years
2017		3,916,800
2018		1,036,800
Total		4,953,600
License fee		¥ 2,642,777	¥ 2,282,288	¥ 2,820,414
Purchase commitments | Minimum
Purchase commitments
Written notice period required to terminate agreement	12 months